CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Accumulated comprehensive income (loss)	Retained Earnings	Total
Balance at Dec. 31, 2022	$ 413	$ 400,507	$ (5,801)	$ 156,496	$ 551,615
Total comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	(21,487)	(21,487)
Other comprehensive income (loss):
Foreign currency translation	0	0	2,126	0	2,126
Foreign currency translation for subsidiary sold	0	0	1,234	0	1,234
Total comprehensive Income (loss) for the year	0	0	3,360	(21,487)	(18,127)
Transactions with owners, recognized directly in equity
Own shares acquired	(8)	(9,306)	0	0	(9,314)
Share based compensation	0	19,141	0	0	19,141
Exercise of share options	12	221	0	0	233
Balance at Dec. 31, 2023	417	410,563	(2,441)	135,009	543,548
Total comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	35,437	35,437
Other comprehensive income (loss):
Foreign currency translation	0	0	(35)	0	(35)
Foreign currency translation for subsidiary sold					0
Total comprehensive Income (loss) for the year	0	0	(35)	35,437	35,402
Transactions with owners, recognized directly in equity
Own shares acquired	(49)	(61,690)	0	0	(61,739)
Share based compensation	0	12,510	0	0	12,510
Exercise of share options	9	1,124	0	0	1,133
Balance at Dec. 31, 2024	377	362,507	(2,476)	170,446	530,854
Total comprehensive income (loss) for the year
Profit (loss) for the year	0	0	0	25,043	25,043
Other comprehensive income (loss):
Foreign currency translation	0	0	2,824	0	2,824
Foreign currency translation for subsidiary sold					0
Total comprehensive Income (loss) for the year	0	0	2,824	25,043	27,867
Transactions with owners, recognized directly in equity
Own shares acquired	(62)	(100,784)	0	0	(100,846)
Share based compensation	0	16,353	0	0	16,353
Exercise of share options	9	434	0	0	443
Balance at Dec. 31, 2025	$ 324	$ 278,510	$ 348	$ 195,489	$ 474,671